INTANGIBLE ASSETS, NET - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
INTANGIBLE ASSETS, NET
Amortization expense	¥ 6,225	$ 890	¥ 10,190	¥ 7,625
Estimated amortization expense, Year 1	5,459				$ 781
Estimated amortization expense, Year 2	3,860				552
Estimated amortization expense, Year 3	2,447				350
Estimated amortization expense, Year 4	2,325				332
Estimated amortization expense, Year 5	¥ 1,638				$ 234